Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Subsidiaries
21	Subsidiaries
The Group’s principal subsidiaries at December 31, 2021 and 2020 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The place of incorporation or registration is also their principal place of business.

Company name	Place and date of incorporation/ registration and kind of legal entity	Principle activities	Issued ordinary/ registered share capital	Ownership interest held by the group		Ownership interest held by non-controlling interests
			million	2021	2020	2021	2020

China Eastern Airlines Jiangsu Co., Ltd. (“CEA Jiangsu”)	PRC/Mainland China, April 7, 1993, limited liability company	Provision of airline services	RMB2,000	62.56%	62.56%	37.44%	37.44%
China Eastern Airlines Wuhan Co., Ltd. (“CEA Wuhan”)	PRC/Mainland China, August 16, 2002, limited liability company	Provision of airline services	RMB1,750	60%	60%	40%	40%
Shanghai Eastern Flight Training Co., Ltd. (“Shanghai Flight Training”)	PRC/Mainland China, December 18, 1995, limited liability company	Provision of flight training services	RMB694	100%	100%	—	—
Shanghai Airlines Co., Ltd. (“Shanghai Airlines”)	PRC/Mainland China, March 16, 2010, limited liability company	Provision of airline services	RMB500	100%	100%	—	—
China Eastern Airlines Technology Co., Ltd. (“Eastern Technology”)	PRC/Mainland China, November 19, 2014, limited liability company	Provision of airline maintenance services	RMB4,300	100%	100%	—	—
One two three Airlines Co., Ltd. (“OTT Airlines”) (Originally named Eastern Business Airlines Co., Ltd.)	PRC /Mainland China, September 27, 2008, limited liability company	Provision of business aviation services	RMB1,500	100%	100%	—	—
China Eastern Airlines Yunnan Co., Ltd. (“CEA Yunnan”) (Note(b))	PRC /Mainland China, July 27, 2010, limited liability company	Provision of airline services	RMB3,662	65%	90.36%	35%	9.64%
Eastern Air Overseas (Hong Kong) Co., Ltd. (“Eastern Air Overseas”)	Hong Kong , June 10, 2011, limited liability company	Provision of import and export, investment, leasing and consultation services	HKD280	100%	100%	—	—
China United Airlines Co., Ltd. (“China United Airlines”)	PRC /Mainland China, September 21, 1984, limited liability company	Provision of airline services	RMB1,320	100%	100%	—	—
China Eastern Airlines Application Development Center Co., Ltd. (“Application Development Center”)	PRC /Mainland China, November 21, 2011 , limited liability company	Provision of research and development of technology and products in the field of aviation	RMB498	100%	100%	—	—
China Eastern Airlines E-Commerce Co., Ltd. (“Eastern E-Commerce”)	PRC /Mainland China, December 1, 2014, limited liability company	E-commerce platform and ticket agent	RMB100	100%	100%	—	—
(a)	Non-controlling interests
Details of the Group’s subsidiaries that have material
non-controlling
interests are set out below:

	December 31, 2021	December 31,2020
Percentage of equity interest held by non-controlling interests:
CEA Jiangsu	37.44%	37.44%
CEA Yunnan (Note (b))	35.00%	9.64%
CEA Wuhan	40.00%	40.00%

	December 31, 2021	December 31,2020
	RMB million	RMB million
Loss for the year allocated to non-controlling interests:
CEA Jiangsu	(612)	(435)
CEA Yunnan	(348)	(73)
CEA Wuhan	(127)	(207)

Accumulated balances of non-controlling interests at the reporting date:
CEA Jiangsu	395	1,010
CEA Yunnan	2,000	631
CEA Wuhan	1,160	1,299

The following tables illustrate the summarised financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

December 31, 2021	CEA Jiangsu	CEA Yunnan	CEA Wuhan
	RMB million	RMB million	RMB million
Revenue	5,157	6,595	2,813
Total expenses	(6,792)	(7,616)	(3,131)
Loss for the year	(1,635)	(1,021)	(318)
Total comprehensive income for the year	(1,642)	(1,021)	(341)

Current assets	384	467	158
Non-current assets	14,006	17,164	6,938
Current liabilities	6,146	5,622	2,091
Non-current liabilities	7,189	5,461	2,098

Net cash flows from operating activities	1,155	1,585	637
Net cash flows generated from /(used in) investing activities	591	(309)	(156)
Net cash flows used in financing activities	(1,754)	(1,275)	(481)
Effect of foreign exchange rate changes, net	—	—	—

Net decrease in cash and cash equivalents	(8)	1	—

The following tables illustrate the summarised financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations: (continued)

December 31, 2020	CEA Jiangsu	CEA Yunnan	CEA Wuhan
	RMB million	RMB million	RMB million
Revenue	4,550	6,048	1,650
Total expenses	(5,713)	(6,809)	(2,167)
Loss for the year	(1,163)	(761)	(517)
Total comprehensive loss for the year	(1,164)	(761)	(532)

Current assets	477	290	97
Non-current assets	12,724	17,999	7,590
Current liabilities	(4,109)	(5,219)	(1,998)
Non-current liabilities	(6,395)	(6,528)	(2,441)

Net cash flows from operating activities	1,833	3,232	642
Net cash flows used in investing activities	(331)	(534)	(99)
Net cash flows used in financing activities	(1,556)	(2,698)	(543)
Effect of foreign exchange rate changes, net	—	—	—

Net decrease in cash and cash equivalents	(55)	—	—

(b)	Transaction with non-controlling interests

2021
RMB million
Carrying amount of non-controlling interests disposed	1,717
Consideration paid by non-controlling interests	1,028

Deficit of consideration received recognised in the transactions with non-controlling interests reserve within equity	689

There were no transactions with
non-controlling
interests in 2020 and 2019.
CEA Yunnan was jointly invested by the Company and Yunnan Provincial People’s Government (“SASAC”) in 2010. According to the joint venture agreement and the articles of association, SASAC shall contribute 35% of the registered capital in cash and land use right of Kunming Airport. Before 2021, although SASAC was not able to transfer the land use right to CEA Yunnan for lacking administration approval, CEA Yunnan has operated on the land since 2010.
From January to February 2021, SASAC settled capital contributions to the subsidiary of the Company CEA Yunnan of which 283 million in cash and 744 million in the fair value of the land use right based on valuation results. Upon completion of the capital contributions, the Company and SASAC owns 65% and 35% respectively for profit/loss sharing and shareholders voting rights of CEA Yunnan. According to the supplementary shareholder agreement between the Company and SASAC signed on January 2021, from the incorporation date of CEA Yunan to the completion of capital contribution by SASAC on January 31, 2021, the undistributed profit of CEA Yunnan shall be allocated based on the proportion of 72.74% to the Company and 27.26% to SASAC. This is treated as the transaction with non-controlling
shareholder of the subsidiary and RMB689 million was recorded in reserve (Note 42).